Summary of Significant Accounting Policies - Schedule of Disaggregates the Group’s Revenue (Details)	12 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Schedule of Disaggregates the Group’s Revenue [Line Items]
Revenue	¥ 210,185,376		¥ 120,789,049	¥ 108,805,302
Total	210,185,376	$ 30,977,491	120,789,049	108,805,302
Marketing campaign planning and execution [Member]
Schedule of Disaggregates the Group’s Revenue [Line Items]
Revenue	59,297,520		61,355,474	72,551,148
Online precision marketing [Member]
Schedule of Disaggregates the Group’s Revenue [Line Items]
Revenue	150,887,856		56,680,368	31,619,104
Offline advertising [Member]
Schedule of Disaggregates the Group’s Revenue [Line Items]
Revenue			2,753,207	4,635,050
At a point of time [Member]
Schedule of Disaggregates the Group’s Revenue [Line Items]
Total	59,297,520		61,355,474	72,551,148
Over time [Member]
Schedule of Disaggregates the Group’s Revenue [Line Items]
Total	¥ 150,887,856		¥ 59,433,575	¥ 36,254,154